Segment Reporting (Operating Revenues from Products and Services) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Operating revenues:
Total operating revenues	¥ 4,527,084	¥ 4,383,397	¥ 4,461,203
Total Segments
Operating revenues:
Telecommunications services	2,815,507	2,747,155	2,963,980
Mobile communications services revenues	2,767,591	2,736,649	2,955,788
Optical-fiber broadband service and other telecommunications services revenues	47,916	10,506	8,192
Equipment sales	860,486	904,089	872,000
Other operating revenues	851,091	732,153	625,223
Total operating revenues	4,527,084	4,383,397	4,461,203
Total Segments | Voice Revenues
Operating revenues:
Technology services revenues	849,440	883,844	1,065,196
Total Segments | Packet communications revenues
Operating revenues:
Technology services revenues	¥ 1,918,151	¥ 1,852,805	¥ 1,890,592